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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21077

Registrant Name: PIMCO California Municipal Income Fund II

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas
New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: May 31, 2008

Date of Reporting Period: August 31, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549- 0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO California Municipal Income Fund II Schedule of Investments
August 31, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

CALIFORNIA MUNICIPAL BONDS & NOTES—95.4%
$2,000	ABC Unified School Dist., GO, zero coupon, 8/1/23, Ser. B (FGIC)	Aaa/AAA	$931,820
1,000	Alpine Union School Dist., GO, zero coupon, 8/1/24, Ser. B (FSA)	Aaa/AAA	452,200
8,115	Anaheim City School Dist., GO,
	5.00%, 8/1/26, (Pre-refunded @ $101, 8/1/11) (FGIC)(b)	Aaa/AAA	8,604,984
	Assoc. of Bay Area Gov't Finance Auth. Rev., Odd Fellows Home,
5,300	5.20%, 11/15/22	NR/A+	5,413,155
26,000	5.35%, 11/15/32	NR/A+	26,540,800
23,000	Bakersfield, CP, zero coupon, 4/15/21	NR/AAA	12,335,590
	Bay Area Gov't. Assoc.,
2,000	Lease Rev., 5.00%, 7/1/32, Ser. 2002-1 (AMBAC)	Aaa/AAA	2,029,880
1,945	Windmere Ranch Dist. 99-1, Special Assessment,
	6.30%, 9/2/25, (Pre-refunded @ $102, 9/2/11) (b)	NR/AAA	2,174,685
1,085	Capistrano Unified School Dist., Community Fac. Dist., Special Tax,
	5.70%, 9/1/20, (Pre-refunded @ $102, 9/1/09) (b)	NR/NR	1,147,702
1,090	Cathedral City Cove Improvements Dist. 04-02, Special Assessment, 5.00%, 9/2/30	NR/NR	999,748
2,300	Ceres Unified School Dist., GO, zero coupon, 8/1/27 (FGIC)	Aaa/AAA	748,029
	Chula Vista, Special Tax, (Pre-refunded @ $102, 9/1/10) (b),
1,160	6.05%, 9/1/25	NR/NR	1,258,635
2,500	6.10%, 9/1/32	NR/NR	2,716,075
	Chula Vista Community Facs. Dist., Special Tax,
3,000	5.125%, 9/1/36	NR/NR	2,780,670
1,825	6.15%, 9/1/26	NR/NR	1,893,291
4,380	6.20%, 9/1/33	NR/NR	4,512,145
	Clovis Unified School Dist., GO, Ser. B (FGIC),
2,000	zero coupon, 8/1/23	Aaa/AAA	931,820
3,535	zero coupon, 8/1/25	Aaa/AAA	1,477,984
2,500	zero coupon, 8/1/27	Aaa/AAA	937,250
1,410	Community College Financing Auth. Lease Rev., 5.00%, 8/1/27, Ser. A (AMBAC)	Aaa/AAA	1,438,820
	Corona-Norco Unified School Dist., Public Financing Auth., Special Tax,
1,110	5.10%, 9/1/25 (AMBAC)	Aaa/AAA	1,130,024
210	5.55%, 9/1/15, Ser. A	NR/NR	210,178
305	5.65%, 9/1/16, Ser. A	NR/NR	305,653
160	5.75%, 9/1/17, Ser. A	NR/NR	160,274
530	6.00%, 9/1/20, Ser. A	NR/NR	532,030
1,000	6.00%, 9/1/25, Ser. A	NR/NR	1,002,550
4,150	6.10%, 9/1/32, Ser. A	NR/NR	4,164,068
10,000	Coronado Community Dev. Agcy., Tax Allocation 4.875%, 9/1/35 (AMBAC)(g)	NR/NR	9,992,300
2,800	Cotati Redev. Agcy., Tax Allocation, 5.00%, 9/1/31, Ser. A (MBIA)	Aaa/AAA	2,822,120
3,000	Dinuba Financing Auth. Lease Rev., 5.10%, 8/1/32 (MBIA)	Aaa/AAA	3,054,000
	Educational Facs. Auth. Rev.,
3,475	Loyola Marymount Univ., zero coupon, 10/1/34 (MBIA)	Aaa/NR	884,214
2,000	Woodbury Univ., 5.00%, 1/1/36	Baa3/BBB-	1,862,560
4,520	Elk Grove Unified School Dist., Community Facs. Dist. No. 1, Special Tax,
	4.75%, 12/1/33 (MBIA)	Aaa/AAA	4,355,517
	Empire Union School Dist., Special Tax (AMBAC),
1,560	zero coupon, 10/1/30	Aaa/AAA	485,909
1,265	zero coupon, 10/1/32	Aaa/AAA	353,530
1,000	Escondido Union School Dist., GO, zero coupon, 8/1/27 (FSA)	Aaa/AAA	374,900
2,440	Eureka Union School Dist., GO, zero coupon, 8/1/27 (FSA)	Aaa/AAA	905,923

PIMCO California Municipal Income Fund II Schedule of Investments
August 31, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Foothill Eastern Corridor Agcy. Toll Road Rev.,
$7,100	zero coupon, 1/1/25, Ser. A	Aaa/AAA	$3,132,520
3,270	zero coupon, 1/1/26, Ser. A	Aaa/AAA	1,371,242
1,500	zero coupon, 1/15/27 (MBIA-IBC)	Aaa/AAA	1,444,290
3,780	zero coupon, 1/1/28, Ser. A	Aaa/AAA	1,416,139
17,860	zero coupon, 1/1/30, Ser. A	Aaa/AAA	5,956,846
400	Franklin-McKinley School Dist., GO,
	5.00%, 8/1/27, Ser. B, (Pre-refunded @ $100, 8/1/13) (FSA)(b)	Aaa/AAA	427,784
1,440	Fremont Community Facs. Dist. No. 1, Special Tax, 5.30%, 9/1/30	NR/NR	1,384,517
	Golden State Tobacco Securitization Corp. Rev.,
2,000	zero coupon, 6/1/37, Ser. A	Baa3/BBB	1,300,540
8,000	5.00%, 6/1/33, Ser. A-1	Baa3/BBB	7,250,960
10,000	5.00%, 6/1/35, Ser. A-1 (FGIC)(g)	Aaa/AAA	10,127,300
45,000	5.00%, 6/1/38, Ser. A-1 (FGIC)(g)	Aaa/AAA	45,485,550
12,485	5.00%, 6/1/45, Ser. A-1 (AMBAC-TCRS)(g)	Aaa/AAA	12,555,665
6,000	5.00%, 6/1/45, Ser. A-1 (FGIC-TCRS)(g)	Aaa/AAA	6,033,960
11,700	6.25%, 6/1/33, Ser. 2003-A-1	Aaa/AAA	12,757,914
36,200	6.75%, 6/1/39, Ser. 2003-A-1, (Pre-refunded @ $100, 6/1/13) (b)	Aaa/AAA	41,596,696
	Health Facs. Finance Auth. Rev.,
4,000	Adventist Health System, 5.00%, 3/1/33	NR/A	3,854,880
	Catholic Healthcare West,
495	5.00%, 7/1/28, (Partially pre-refunded @ $101, 7/1/08) (b)	A2/A	486,169
70	5.00%, 7/1/28, (Pre-refunded @ $101, 7/1/08) (b)	A2/A	71,480
2,115	Hope Rehabilitation, 5.375%, 11/1/20 (CA Mtg. Ins.)	NR/A+	2,201,588
	Paradise VY Estates (CA Mtg. Ins.),
5,500	5.125%, 1/1/22	NR/A+	5,587,890
3,875	5.25%, 1/1/26	NR/A+	3,933,978
1,750	Huntington Beach Community Facs. Dist., Special Tax, 6.30%, 9/1/32	NR/NR	1,798,842
1,045	Industry Urban Dev. Agcy., Transportation Dist. 2, Tax Allocation,
	4.75%, 5/1/21 (MBIA)	Aaa/AAA	1,063,580
200	Infrastructure & Economic Dev. Bank Rev., Bay Area Toll Bridges,
	5.00%, 7/1/36, (Pre-refunded @ $100, 1/1/28) (AMBAC)(b)	Aaa/AAA	209,934
7,000	Irvine Improvement Board Act 1915, Special Assessment, 5.70%, 9/2/26	NR/NR	7,084,700
1,000	Irvine Unified School Dist., Special Tax, 5.125%, 9/1/36, Ser. A	NR/NR	928,230
1,900	Jurupa Unified School Dist., GO, zero coupon, 5/1/27 (FGIC)	Aaa/AAA	719,264
2,450	Kings Canyon JT Unified School Dist., GO, zero coupon, 8/1/27 (FGIC)	Aaa/AAA	918,505
5,300	Livermore-Amador Valley Water Management Agcy. Rev.,
	5.00%, 8/1/31, Ser. A (AMBAC)	Aaa/AAA	5,388,033
5,935	Long Beach Unified School Dist., GO, 5.00%, 8/1/27, Ser. C (MBIA)	Aaa/NR	6,030,910
	Los Angeles, CP (MBIA),
9,895	5.00%, 2/1/27	Aaa/AAA	10,070,537
2,685	5.00%, 10/1/27, Ser. AU	Aaa/AAA	2,733,008
	Los Angeles Department of Power & Water Rev., Ser. A (g),
15,000	4.75%, 7/1/30 (FSA)	Aaa/AAA	14,712,150
30,000	5.00%, 7/1/35 (FSA)	Aaa/AAA	30,581,400
16,950	5.125%, 7/1/41 (FGIC-TCRS)	Aaa/AAA	17,210,013
7,200	Los Angeles Wastewater System Rev., 5.00%, 6/1/30, Ser. A (FGIC)	Aaa/AAA	7,314,768
1,000	Manhattan Beach Unified School Dist., GO, zero coupon, 9/1/25 (FGIC)	Aaa/AAA	416,400
	Manteca Redev. Agcy., Tax Allocation,
7,295	5.00%, 10/1/32 (FSA)	Aaa/AAA	7,407,562
10,000	5.00%, 10/1/36 (AMBAC)(g)	NR/NR	10,145,600

PIMCO California Municipal Income Fund II Schedule of Investments
August 31, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Manteca Unified School Dist., Special Tax (MBIA),
$2,365	zero coupon, 9/1/25	Aaa/AAA	$976,201
5,330	5.00%, 9/1/29, Ser. C	Aaa/AAA	5,400,356
4,000	Merced Cnty., CP, Juvenile Justice Correctional Fac., 5.00%, 6/1/32 (AMBAC)	Aaa/NR	4,043,400
	Modesto Elementary School Dist. Stanislaus Cnty., GO, Ser. A (FGIC),
2,615	zero coupon, 8/1/23	Aaa/AAA	1,218,355
2,705	zero coupon, 8/1/24	Aaa/AAA	1,193,284
2,000	zero coupon, 5/1/27	Aaa/AAA	759,100
2,150	Modesto High School Dist. Stanislaus Cnty., GO, zero coupon, 8/1/26, Ser. A (FGIC)	Aaa/AAA	851,464
	Modesto Public Financing Auth. Lease Rev. (AMBAC),
55	5.00%, 9/1/29	Aaa/AAA	55,831
945	5.00%, 9/1/29, (Pre-refunded @ $100, 9/1/08) (b)	Aaa/AAA	967,604
2,385	Monrovia Financing Auth. Lease Rev., Hillside Wilderness Preserve,
	5.125%, 12/1/31 (AMBAC)	Aaa/AAA	2,449,347
	Montebello Unified School Dist., GO,
1,500	zero coupon, 8/1/24 (FGIC)	Aaa/AAA	661,710
1,485	zero coupon, 8/1/24 (FSA)	Aaa/AAA	655,093
2,830	zero coupon, 8/1/25 (FGIC)	Aaa/AAA	1,183,223
2,775	zero coupon, 8/1/27 (FGIC)	Aaa/AAA	1,040,348
4,700	Moreno Valley Unified School Dist. Community Facs. Dist., Special Tax, 5.20%, 9/1/36	NR/NR	4,393,748
2,400	Morgan Hill Unified School Dist., GO, zero coupon, 8/1/23 (FGIC)	Aaa/AAA	1,148,112
1,500	Mountain View-Whisman School Dist., GO,
	5.00%, 6/1/27, Ser. D, (Pre-refunded @ $101, 6/1/12) (MBIA)(b)	Aaa/AAA	1,604,010
1,800	Murrieta Redev. Agcy., Tax Allocation, 5.00%, 8/1/32 (MBIA)	Aaa/AAA	1,827,216
3,245	Newark Unified School Dist., GO, zero coupon, 8/1/26, Ser. D (FSA)	Aaa/AAA	1,273,306
19,805	Oakland, GO, 5.00%, 1/15/32, Ser. G (FGIC)(g)	NR/NR	20,082,468
	Oakland Redev. Agcy., Tax Allocation, (Pre-refunded @ $100, 3/1/13) (b),
1,395	5.25%, 9/1/27	NR/A	1,499,360
2,185	5.25%, 9/1/33	NR/A	2,354,075
1,000	Orange Cnty. Community Facs. Dist., Special Tax, No. 01-1-Ladera Ranch,
	6.00%, 8/15/25, Ser. A, (Pre-refunded @ $101, 8/15/10) (b)	NR/AAA	1,076,620
12,000	Orange Cnty. Sanitation Dist., CP,
	5.25%, 2/1/30, (Pre-refunded @ $100, 8/1/13) (FGIC)(b)	Aaa/AAA	12,991,440
	Palmdale Community Redev. Agcy., Tax Allocation (AMBAC),
1,230	zero coupon, 12/1/30	Aaa/AAA	384,227
1,230	zero coupon, 12/1/31	Aaa/AAA	363,748
1,225	zero coupon, 12/1/32	Aaa/AAA	343,662
1,750	Paramount Unified School Dist., GO, zero coupon, 9/1/23, Ser. B (FSA)	Aaa/AAA	812,088
	Perris Public Financing Auth. Rev., Tax Allocation,
1,190	4.75%, 10/1/23, Ser. B (MBIA)	Aaa/AAA	1,202,067
780	5.375%, 10/1/20, Ser. C	NR/BBB+	799,079
1,800	5.625%, 10/1/31, Ser. C	NR/BBB+	1,852,218
10,000	Placentia-Yorba Linda Unified School Dist., CP, 5.00%, 10/1/32 (FGIC)(g)	Aaa/AAA	10,172,400
10,150	Placer Union High School Dist., GO, zero coupon, 8/1/33 (FSA)	Aaa/AAA	2,746,488
	Poway Unified School Dist., Special Tax,
	Community Facs. Dist. No. 6,
2,700	5.125%, 9/1/28	NR/BBB	2,552,364
2,300	5.125%, 9/1/28, Area B	NR/NR	2,174,236
1,500	5.50%, 9/1/25	NR/NR	1,508,505
3,000	5.60%, 9/1/33	NR/BBB	2,951,580

PIMCO California Municipal Income Fund II Schedule of Investments
August 31, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
$1,000	6.05%, 9/1/25, Area A	NR/NR	$1,025,200
5,500	6.125%, 9/1/33, Area A	NR/NR	5,601,915
	Community Facs. Dist. No. 10,
1,000	5.65%, 9/1/25	NR/NR	1,005,770
2,200	5.70%, 9/1/32	NR/NR	2,201,210
2,000	Rancho Cucamonga Community Facs. Dist., Special Tax, 6.375%, 9/1/31, Ser. A	NR/NR	2,067,520
1,500	Richmond Wastewater Rev., zero coupon, 8/1/30 (FGIC)	Aaa/AAA	491,595
3,510	Riverside, CP, 5.00%, 9/1/33 (AMBAC)	Aaa/AAA	3,546,153
	Riverside Unified School Dist., Community Facs., Dist. No. 15, Special Tax, Ser. A,
1,000	5.15%, 9/1/25	NR/NR	968,100
1,000	5.25%, 9/1/30	NR/NR	961,290
1,000	5.25%, 9/1/35	NR/NR	950,810
	Rocklin Unified School Dist., GO (FGIC),
5,000	zero coupon, 8/1/24	Aaa/AAA	2,224,000
4,000	zero coupon, 8/1/25	Aaa/AAA	1,687,080
4,000	zero coupon, 8/1/26	Aaa/AAA	1,598,800
4,500	zero coupon, 8/1/27	Aaa/AAA	1,703,520
	Roseville Redev. Agcy., Tax Allocation (MBIA),
3,730	5.00%, 9/1/27	Aaa/AAA	3,807,136
3,365	5.00%, 9/1/32	Aaa/AAA	3,416,518
2,075	5.00%, 9/1/33	Aaa/AAA	2,105,523
	Sacramento City Financing Auth. Rev., Ser. A,
4,500	5.00%, 12/1/32, (Pre-refunded @ $100, 12/1/12) (FSA)(b)	Aaa/AAA	4,800,330
4,475	North Natomas CFD No. 2, 6.25%, 9/1/23	NR/NR	4,536,352
12,490	Sacramento Cnty., Airport System Rev., 5.00%, 7/1/32, Ser. A (FSA)	Aaa/AAA	12,654,493
14,350	Sacramento Cnty. Sanitation Dist. Rev.,
	5.00%, 12/1/35, (Pre-refunded @ $100, 12/1/2014) (AMBAC)(b)(g)	Aaa/AAA	15,495,991
	San Diego Cnty. Water Auth., CP, Ser. A (MBIA),
8,285	5.00%, 5/1/28	Aaa/AAA	8,456,168
8,000	5.00%, 5/1/29	Aaa/AAA	8,157,280
	San Diego Community Facs. Dist. No. 3, Special Tax, Ser. A,
1,200	5.60%, 9/1/21	NR/NR	1,188,528
800	5.70%, 9/1/26	NR/NR	784,640
2,300	5.75%, 9/1/36	NR/NR	2,229,390
	San Diego Public Facs. Financing Auth. Lease Rev.,
1,000	5.00%, 5/15/29, Ser. A (FGIC)	Aaa/AAA	1,018,100
1,500	Fire & Life Safety Facs., 5.00%, 4/1/32 (MBIA)	Aaa/AAA	1,515,810
14,000	San Diego Public Facs. Financing Auth. Water Rev., 5.00%, 8/1/32 (MBIA)	Aaa/AAA	14,248,920
7,775	San Diego Unified School Dist., GO, 5.00%, 7/1/27 (FGIC)(g)	NR/NR	8,192,673
	San Francisco City & Cnty. Airport Community, International Airport Rev. (MBIA),
5,585	4.50%, 5/1/28, Ser. 2	Aaa/AAA	5,366,682
11,585	5.00%, 5/1/32	Aaa/AAA	11,805,694
8,715	5.00%, 5/1/32, Ser. 28B (Pre-refunded @ $100, 5/1/12) (b)	Aaa/AAA	9,237,116
10,405	San Joaquin Hills Transportation Corridor Agcy. Toll Road Rev., zero coupon, 1/1/25	Aaa/AAA	4,513,689
	San Jose, Libraries & Parks, GO,
14,970	5.00%, 9/1/32 (MBIA)(g)	NR/NR	15,240,807
10,190	5.125%, 9/1/31	Aa1/AA+	10,408,983
	San Jose Unified School Dist., GO (FSA),
1,770	zero coupon, 8/1/23	Aaa/AAA	824,661
6,105	zero coupon, 8/1/26	Aaa/AAA	2,417,763
9,150	5.00%, 8/1/26, Ser. A (g)	NR/NR	9,389,455

PIMCO California Municipal Income Fund II Schedule of Investments
August 31, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
$4,835	San Mateo Foster City School Dist., GO,
	5.10%, 8/1/31, (Pre-refunded @ $101, 8/1/11) (FGIC)(b)	Aaa/AAA	$5,144,392
2,300	San Mateo Union High School Dist., GO, zero coupon, 9/1/20 (FGIC)	Aaa/AAA	1,282,158
1,730	San Rafael City High School Dist., GO, 5.00%, 8/1/27, Ser. B (FSA)	Aaa/AAA	1,759,998
3,280	San Rafael Elementary School Dist., GO, 5.00%, 8/1/27, Ser. B (FSA)	Aaa/AAA	3,336,875
	Santa Clara Unified School Dist., GO (MBIA),
2,755	5.00%, 7/1/25	Aaa/AAA	2,821,148
3,040	5.00%, 7/1/27	Aaa/AAA	3,098,429
1,260	Santa Cruz Cnty. Rev., 5.25%, 8/1/32	A3/NR	1,293,680
	Santa Margarita Water Dist., Special Tax,
2,000	6.00%, 9/1/30, (Pre-refunded @ $100, 9/1/13) (b)	NR/NR	2,235,960
2,185	6.25%, 9/1/29	NR/NR	2,250,047
815	6.25%, 9/1/29, (Pre-refunded @ $102, 9/1/09) (b)	NR/NR	870,624
2,000	Santa Monica Community College Dist., GO, zero coupon, 8/1/26, Ser. C (MBIA)	Aaa/AAA	742,560
	Saugus Hart School Facs. Financing Auth., Special Tax, Community Facs. Dist. 00-1,
1,140	6.10%, 9/1/32	NR/NR	1,149,998
2,195	6.125%, 9/1/33	NR/NR	2,212,297
1,000	Shasta Union High School Dist., GO, zero coupon, 8/1/24 (FGIC)	Aaa/AAA	437,520
2,745	South Tahoe JT Powers Parking Financing Auth. Rev., 7.00%, 12/1/27, Ser. A	NR/NR	2,666,658
1,800	Southern Mono Health Care Dist., GO, zero coupon, 8/1/26 (MBIA)	Aaa/AAA	699,822
	State Public Works Board Lease Rev., UCLA Replacement Hospital,
9,605	5.00%, 10/1/22, Ser. A (FSA)	Aaa/AAA	9,872,883
2,095	5.00%, 4/1/26	Aa2/AA-	2,130,573
1,710	State Univ. Rev., 5.00%, 11/1/33, Ser. A (AMBAC)	Aaa/AAA	1,733,136
	Statewide Community Dev. Auth.,
1,600	Baptist Univ. Rev., 5.50%, 11/1/38, Ser. A	NR/NR	1,544,896
3,555	Bentley School Rev., 6.75%, 7/1/32 (a)	NR/NR	3,765,740
1,250	Huntington Park Chapter School Rev., 5.25%, 7/1/42, Ser. A	NR/NR	1,144,250
9,700	Jewish Home Rev., 5.50%, 11/15/33 (CA St. Mtg.)	NR/A+	9,980,912
2,770	Kaiser Permanente Rev., 5.50%, 11/1/32, Ser. A	NR/A+	2,825,760
3,000	Live Oak School Rev., 6.75%, 10/1/30	NR/NR	3,064,170
500	Peninsula Project Rev., 5.00%, 11/1/29	NR/NR	451,580
1,170	Wildwood Elementary School, CP, 6.10%, 11/1/15 (a)	NR/NR	1,172,223
1,365	Windrush School Rev., 5.50%, 7/1/37	NR/NR	1,294,156
	Statewide Financing Auth. Tobacco Settlement Rev.,
1,725	5.625%, 5/1/29	Baa3/NR	1,737,127
20,000	6.00%, 5/1/37 (g)	NR/NR	20,199,800
7,750	Tamalpais Union High School Dist., GO, 5.00%, 8/1/27 (FSA)	Aaa/AAA	7,901,435
	Tobacco Securitization Agcy. Rev.,
4,500	Alameda Cnty., 6.00%, 6/1/42	Baa3/NR	4,536,360
	Fresno Cnty.,
3,750	5.625%, 6/1/23	Baa3/BBB	3,762,262
10,000	6.00%, 6/1/35	Baa3/BBB	10,080,800
6,875	Gold Cnty., zero coupon, 6/1/33	NR/BBB	1,410,338
1,800	Stanislaus Funding, 5.875%, 6/1/43, Ser. A	Baa3/NR	1,801,656
8,000	Tobacco Securitization Auth. of Southern California Rev., 5.00%, 6/1/37, Ser. A-1	Baa3/BBB	6,952,640
995	Tracy Community Facs. Dist., Special Tax, No. 99-2 South Macarthur Area,
	6.00%, 9/1/27	NR/NR	1,015,099
	Univ. Rev. (g),
5,500	4.75%, 5/15/35, Ser. F (FSA)	Aaa/AAA	5,318,665
5,000	4.75%, 5/15/35, Ser. G (FGIC)	NR/NR	4,835,150
5,650	4.75%, 5/15/38, Ser. B	Aa3/AA-	5,446,318
10,000	5.00%, 9/1/27, Ser. O, (Pre-refunded @ $101, 9/1/10) (FGIC)(b)	NR/NR	10,494,800

PIMCO California Municipal Income Fund II Schedule of Investments
August 31, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
$10,000	Ventura Cnty. Community College Dist., GO, 5.00%, 8/1/27, Ser. A (MBIA)	Aaa/AAA	$10,256,400
1,555	Ventura Unified School Dist., GO, 5.00%, 8/1/32, Ser. F (FSA)	Aaa/AAA	1,582,648
2,000	Vernon Electric System Rev., Malburg Generating Station,
	5.50%, 4/1/33, (Pre-refunded @ $100, 4/1/08) (b)	Aaa/NR	2,022,180
	Victor Elementary School Dist., GO, Ser. A (FGIC),
1,125	zero coupon, 8/1/24	Aaa/AAA	496,282
2,410	zero coupon, 8/1/26	Aaa/AAA	954,432
1,000	Vista Unified School Dist., GO, zero coupon, 8/1/26, Ser. A (FSA)	Aaa/AAA	396,030
	West Contra Costa Unified School Dist., GO, Ser. A (MBIA),
2,740	5.00%, 8/1/26	Aaa/AAA	2,790,252
2,690	5.00%, 8/1/28	Aaa/AAA	2,734,923
1,890	5.00%, 8/1/31	Aaa/AAA	1,918,993
3,375	Westlands Water Dist., Rev., CP, 5.00%, 9/1/34 (MBIA)	Aaa/AAA	3,408,008
2,000	William S. Hart JT School Financing Auth. Rev., 5.625%, 9/1/34	NR/BBB+	2,031,660
2,110	Yuba City Unified School Dist., GO, zero coupon, 9/1/25 (FGIC)	Aaa/AAA	894,176

	Total California Municipal Bonds & Notes (cost—$828,237,020)		876,407,254

OTHER MUNICIPAL BONDS & NOTES—3.5%
	Iowa—1.6%
16,100	Tobacco Settlement Auth. of Iowa Rev., zero coupon, 6/1/34, Ser. B	Baa3/BBB	14,832,608

	New York—0.4%
3,235	State Dormitory Auth. Hospital Rev., 6.25%, 8/15/15 (FHA)	Aa2/AAA	3,526,732

	Pennsylvania—0.4%
4,300	Allegheny Cnty. Hospital Dev. Auth. Rev., 5.375%, 11/15/40, Ser. A	Ba2/BB	3,960,816

	Puerto Rico—1.1%
2,000	Electric Power Auth. Power Rev.,
	5.125%, 7/1/29, Ser. NN, (Pre-refunded @ $100, 7/1/13) (b)	A3/BBB+	2,139,300
2,505	Public Building Auth. Rev., Gov't Facs., 5.00%, 7/1/36, Ser. I (GTD)	Baa3/BBB-	2,474,665
	Puerto Rico Sales Tax Financing Corp., Rev., Ser. A (AMBAC),
32,600	zero coupon, 8/1/47	Aaa/AAA	4,219,092
12,500	zero coupon, 8/1/54	Aaa/AAA	1,109,750
			9,942,807

	Total Other Municipal Bonds & Notes (cost—$32,921,704)		32,262,963

CALIFORNIA VARIABLE RATE NOTES (c)(d)(e)—0.2%
1,500	Modesto Public Financing Auth. Lease Rev.,
	8.00%, 9/1/29, Ser. 354 (AMBAC) (cost—$1,481,946)	Aaa/NR	1,577,625

OTHER VARIABLE RATE NOTES (d)(e)—0.6%
	Puerto Rico—0.8%
5,300	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A (cost—$5,566,695)	Ba1/BBB-	5,609,573

U.S. TREASURY BILLS (f)—0.3%
2,690	2.70%-4.77%, 9/13/07-11/29/07 (cost—$2,686,081)		2,686,081

	Total Investments (cost—$870,893,446)—100.0%		$918,543,496

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open for business.

(a)	Illiquid security.

(b)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(c)	144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(e)	Variable Rate Notes - Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on August 31, 2007.

(f)	All or partial amount segregated as collateral for futures contracts.

(g)	Residual Interest Bonds held in trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:

AMBAC—insured by American Municipal Bond Assurance Corp.
CA Mtg. Ins.—insured by California Mortgage Insurance
CA St. Mtg.—insured by California State Mortgage
CP—Certificates of Participation
FGIC—insured by Financial Guaranty Insurance Co.
FHA—insured by Federal Housing Administration
FSA—insured by Financial Security Assurance, Inc.
GO—General Obligation Bond
GTD—Guaranteed
IBC—Insurance Bond Certificate
MBIA—insured by Municipal Bond Investors Assurance
NR—Not Rated
TCRS—Temporary Custodian Receipts

Other Investments:

(1) Futures contracts outstanding at August 31, 2007:

		Market		Unrealized
		Value	Expiration	Appreciation
Type	Contracts	(000)	Date	(Depreciation)
Long: U.S. Treasury Notes 5 yr. Futures	94	$10,030	12/31/07	$41,860
Short: U.S. Treasury Bond Futures	(2,057)	(229,484)	12/19/07	(527,954)
				$(486,094)

Item 2. Controls and Procedures

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17CFR270.30a-3(c)), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

     (a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO California Municipal Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 30, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 30, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 30, 2007